Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Loss before income taxes	$ (78,970)		$ (159,560)		$ (24,970)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	78,360		46,718
Net foreign exchange losses	6,203		1,617
Finance income	(2,706)		(5,330)		(3,753)
Finance costs	71,866		41,186		20,234
Net change in fair value measurements of financial assets and liabilities	80,646		47,257		(1,484)
Movement in provisions	(1,745)		1,407
Other non-cash transactions	(2,099)		3,313		224
Changes in operating assets and liabilities:
Decrease/(increase) in due from related parties	25,203		(31,456)
Decrease/(increase) in other receivables	904		(92)		(53)
Decrease in prepayments	879		860		(660)
(Increase)/decrease in inventories	(6,593)		11,072
Decrease in trade payables	(583)		(2,470)		324
Increase in other payables	12,878		50,901
Increase in liability for cash-settled share-based payments	3,108
Decrease in deferred liabilities	(2,420)		(7,239)		7,239
Decrease in derivatives	(23,830)		(576)
Cash from/(used in) operating activities	161,101		(2,392)		(2,899)
Interest received	2,706
Interest paid	(47,068)		(9,315)
Net cash from/(used in) operating activities	116,739		(11,707)		(2,899)
Cash flows from investing activities:
Purchase of property, plant, and equipment	(53,988)		(25,153)
Proceeds from disposal of property, plant, and equipment			16,564
Exploration expenditure	(6,425)
Investment in equity instruments	(1,846)
Acquisition of subsidiary	(75,000)		(770,516)
Payment of contingent royalty consideration	(4,870)
Stamp duty paid on acquisition of subsidiary	(23,213)
Net cash used in investing activities	(165,342)		(779,105)
Cash flows from financing activities:
Proceeds from issue of share capital	302,668		332,275
Payment of deferred underwriting and transaction costs	(12,968)
Proceeds from convertible promissory note - related party			300		1,200
Issue of promissory note			1,082		786
Proceeds from loans and borrowings			501,657
Proceeds from working capital loan - related party			15,000
Repayment of promissory note			(1,869)
Repayment of loans and borrowings	(56,850)		(14,140)
Repayment of silver and copper stream loans	(18,870)		(7,479)
Repayment of working capital loan - related party	(11,522)
Payment of lease liabilities	(7,556)		(3,684)
Net cash from financing activities	194,902		823,142		1,986
Net change in cash and cash equivalents	146,299		32,330		(913)
Cash and cash equivalents, beginning of the year	32,372	[1]	42		955
Foreign exchange on cash and cash equivalents	(6,774)
Cash and cash equivalents, end of the year	$ 171,897		$ 32,372	[1]	$ 42

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.